SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2023
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS
Schedule of supplemental disclosure with respect to cash flows

	Year ended December 31,
	2023	2022
	$	$
Non-cash investing and financing activities:
Consideration received for disposal of Lucky Strike project (Note 3(ii))	4,657,482	—
Shares issued pursuant to acquisition of exploration and evaluation assets	203,979	194,834
Right-of-use assets and liabilities	151,527	152,501
Property and equipment included in accounts payable and accrued liabilities	—	306,400
Share issuance costs included in accounts payable and accrued liabilities	9,850	296,106
Cash paid for income taxes	—	—
Cash paid for interest	—	—
Cash received for interest	2,715,926	1,220,279